Operations - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Dec. 13, 2019 BRL (R$) shares	Dec. 13, 2019 USD ($) $ / shares shares	Nov. 30, 2019 shares	Dec. 31, 2019 BRL (R$) shares
Disclosure of classes of share capital [line items]
Percentage of ownership held by holding company				64.61%
Reverse share split ratio			4:1
Issued capital before share split			2,036,988,542
Issued capital after share split			509,247,136
Number of shares issued new shares				42,553,192
Equity transaction cost | R$				R$ 22,824
Class A Common Share [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		72,510,641
Number of shares issued new shares	42,553,192	42,553,192
Number of shares issued existing shares	29,957,449	29,957,449
Shares issued to underwriters	10,876,596	10,876,596
Aggregate number of shares issued in public offering	83,387,237	83,387,237
Shares issued price per share | $ / shares		$ 27.00
Gross proceeds from shares issued	R$ 4,705,803	$ 1,148,936
Underwriting discounts and commissions | R$	200,977
Other offering expenses | R$	44,726
Equity issuance costs recognized in income statement | R$	21,902
Equity transaction cost | R$	R$ 22,824